Applicable laws and regulations - Schedule of Applicable Laws and Regulations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Applicable laws and regulations
Capital funds	$ 1,341,031	$ 1,206,753
Risk-weighted assets	$ 9,873,772	$ 8,898,408
Capital adequacy index	13.60%	13.60%